Transactions With Affiliates (Details Narrative) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Management and Origination Fees	$ 94,000	$ 461,000	$ 90,000	$ 383,000